12. Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments Tables Abstract
Summary of the investees' financial statements and equity interest
Company	Equity			Capital increase	Dividends distributed	Profit (loss) for the year
	2018	2017	2016	2018	2018	2018	(*)	2017	2016

Sesamm	43,547	39,262	37,198	-	(1,336)	5,621	-	2,707	8,601
Águas de Andradina (i)	24,832	19,392	16,161	3,033	-	2,425	(18)	4,471	1,772
Águas de Castilho	6,084	4,880	3,706	203	-	1,060	(59)	933	631
Saneaqua Mairinque	5,720	4,327	4,090	2,183	-	(478)	(312)	390	723
Attend Ambiental	1,426	5,169	3,925	-	-	(4,731)	988	1,324	841
Aquapolo Ambiental	30,170	18,757	12,340	-	-	11,410	3	6,470	689
Paulista Geradora de Energia	7,625	8,447	8,469	-	-	(448)	(374)	(22)	(40)

Company	Investments		Capital increase	Dividends distributed	Equity in the earnings of subsidiaries				Interest percentage
	2018	2017	2018	(*)	2018	(*)	2017	2016	2018	2017	2016

Sesamm	15,677	14,135	-	(481)	2,023	-	975	3,096	36%	36%	36%
Águas de Andradina	7,450	5,818	910	-	727	(5)	729	532	30%	30%	30%
Águas de Castilho	1,826	1,465	61	-	318	(18)	287	189	30%	30%	30%
Saneaqua Mairinque	1,716	1,298	655	-	(143)	(94)	71	217	30%	30%	30%
Attend Ambiental	642	2,326	-	-	(2,129)	445	560	378	45%	45%	45%
Aquapolo Ambiental	14,783	9,191	-	-	5,591	1	3,144	338	49%	49%	49%
Paulista Geradora de Energia	1,905	2,111	-	-	(112)	(94)	(6)	(10)	25%	25%	25%
Total	43,999	36,344	1.626	(481)	6,275	235	5,760	4,740
Other investments	588	588
Overall total	44,587	36,932

(*) Refer to changes in the equity of investees, as their financial statements for the year ended December 31, 2017 were issued, including some adjustments, after the the Company’s financial statements.